Derivative Liabilities (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedges, Liabilities [Roll Forward]
Balance at beginning			$ 658,286	$ 2,198,162	$ 2,198,162
Conversion of equity warrants to liabilities			192,173
Additions from debt restructuring			659,000
Gain on change in fair value for the period	$ (263,927)	$ 186,304	(424,045)	$ 969,106	(1,539,876)	$ (1,549,696)
Balance at ending	$ 1,085,414		$ 1,085,414		$ 658,286	$ 2,198,162